Deferred Tax Assets And Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2025
Net deferred tax assets and liabilities [abstract]
Deferred tax assets and deferred tax liabilities
23.	Deferred tax assets and deferred tax liabilities
Deferred income assets and liabilities of the Group are set out as follows:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Deferred tax assets	6,773,586	6,978,651
Deferred tax liabilities	(333,560)	(297,931)

Net amount	6,440,026	6,680,720

Deferred assets and liabilities not taking into consideration the offsetting of balances are set out as follows:

(a)	The following table sets forth the details of deferred tax assets:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Provision for asset impairment	2,435,906	3,021,335
Deductible tax losses	2,455,815	2,538,530
Guarantee liabilities	1,054,495	1,411,836
Revenue recognition - book-tax difference	880,682	863,409
Employee benefit payables	749,455	720,956
Accrued expenses	231,128	205,878
Changes in fair value	449,925	239,267
Lease liabilities	75,717	64,941
Others	5,819	2,666

	8,338,942	9,068,818

(b)	The following table sets forth the movements of the deferred tax assets:

Movements	Provision for asset impairment	Deductible tax losses	Guarantee liabilities	Revenue recognition - differences between accounting and tax book	Employee benefit payables	Accrued expenses	Changes in fair value	Lease liabilities and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	2,322,459	217,500	1,440,842	1,097,274	486,985	348,037	181,554	215,517	6,310,168
Credited/(charged) - to profit or loss	(104,280)	1,659,170	(394,459)	(73,797)	85,208	(68,534)	173,524	(105,653)	1,171,179

As of December 31, 2023	2,218,179	1,876,670	1,046,383	1,023,477	572,193	279,503	355,078	109,864	7,481,347

Credited/(charged) - to profit or loss	217,727	579,145	8,112	(142,795)	177,262	(48,375)	94,847	(28,328)	857,595

As of December 31, 2024	2,435,906	2,455,815	1,054,495	880,682	749,455	231,128	449,925	81,536	8,338,942

Credited/(charged) - to profit or loss	585,429	82,715	357,341	(17,273)	(28,499)	(25,250)	(210,658)	(13,929)	729,876

As of December 31, 2025	3,021,335	2,538,530	1,411,836	863,409	720,956	205,878	239,267	67,607	9,068,818

(c)	The following table sets forth for the details of deferred tax liabilities:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Unrealized consolidated earnings	1,483,995	1,500,564
Intangible assets arising from business combination	226,759	224,959
Withholding tax	—	330,000
Changes in fair value	93,281	258,289
Right-of-use assets	73,983	66,381
Others	20,898	7,905

	1,898,916	2,388,098

(d)	The following table sets forth the movements of the deferred tax liabilities:

Movements	Unrealized consolidated earnings	Intangible assets arising from business combination	Withholding tax	Changes in fair value	Right-of- use assets	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	1,376,336	211,565	—	61,546	188,502	11,561	1,849,510
Charged/(credited) - to profit or loss	423,487	—	—	52,510	(88,277)	4,602	392,322

As of December 31, 2023	1,799,823	211,565	—	114,056	100,225	16,163	2,241,832

Charged/(credited) - to profit or loss	(315,828)	15,194	—	(20,775)	(26,242)	4,735	(342,916)

As of December 31, 2024	1,483,995	226,759	—	93,281	73,983	20,898	1,898,916

Charged/(credited) - to profit or loss	16,569	(1,800)	330,000	165,008	(7,602)	(12,993)	489,182

As of December 31, 2025	1,500,564	224,959	330,000	258,289	66,381	7,905	2,388,098

(e)	The following table sets forth the net balances of deferred tax assets and liabilities after offsetting:

	December 31, 2024		December 31, 2025
	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets	(1,565,356)	6,773,586	(2,090,167)	6,978,651

Deferred tax liabilities	1,565,356	(333,560)	2,090,167	(297,931)

(f)	Deductible temporary differences and deductible losses that are not recognized as deferred tax assets are analyzed as follows:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Deductible temporary differences	5,806,517	5,707,920
Deductible losses	4,110,264	3,245,713

	9,916,781	8,953,633

(g)	Deductible losses that are not recognized as deferred tax assets will expire as follows:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Within one year	140,510	30,636
In the second year	30,725	267,304
In the third year	263,706	802,064
In the fourth year	463,798	91,183
Beyond five years	779,670	765,504
No due date	2,431,855	1,289,022

	4,110,264	3,245,713